Borrowings and debt	12 Months Ended
Dec. 31, 2024
Borrowings and debt
Borrowings and debt
Borrowings consist of bilateral funding and syndicated loans obtained from international banks. Debt instruments consist of public and private issuances under the Bank's Euro Medium-Term Notes (“EMTN”) Program, as well as the Short-and Long-Term Notes (“Certificados Bursatiles”) Program (the “Mexican Program”) in the Mexican local market as well as a Revolving Corporate Bond Program in Panama for the issuance of short and long term notes.

Under the “EMTN” program, the Bank is authorized to issue notes up to a maximun equivalent of $2.25 billion Mexican pesos, with maturities from 7 days up to a maximum of 30 years, at fixed or floating interest rates, or at a discount, and in various currencies. The notes are generally issued in bearer or registered form through one or more authorized financial institutions. The Short-and Long-Term Notes (“Certificados Bursatiles”) Program (the “Mexican Program”) in the Mexican local market, registered with the Mexican National Registry of Securities administered by the National Banking and Securities Commission of Mexico (“CNBV”, for its acronym in Spanish) allows for the issuance of the equivalent of $35 billion Mexican pesos with maturities from 1 day to 30 years and a limit of $2 billion Mexican pesos for issues with a maturity of less than one year. Additionally, the Rotating Corporate Bond Program for Short- and Long-Term Notes is authorized in the local market of Panama for a maximum amount of $300 million.
Some borrowing agreements include various events of default and covenants relating to minimum capital adequacy ratios, incurrence of additional liens, and asset sales, as well as other customary covenants, representations and warranties. As of December 31, 2024, the Bank was in compliance with all those covenants.
Carrying amount of borrowings and debt is detailed as follows:

	December 31, 2024
	Short-Term		Long-term
	Borrowings	Debt	Borrowings	Debt	Total
Principal	1,652,536	835	877,842	1,830,751	4,361,964
Transaction costs	—	(1)	(3,764)	(5,883)	(9,648)
	1,652,536	834	874,078	1,824,868	4,352,316

	December 31, 2023
	Short-Term		Long-term
	Borrowings	Debt	Borrowings	Debt	Total
Principal	1,638,306	86,601	537,775	2,097,820	4,360,502
Transaction costs	(262)	(40)	(1,904)	(6,308)	(8,514)
	1,638,044	86,561	535,871	2,091,512	4,351,988
As indicated in Note 9, as of December 31, the repurchase agreements were secured by investments classified as amortized cost by the amount of $239,046 (2023: $342,271).
19.    Borrowings and debt (continued)
Short-term borrowings and debt
The breakdown of short-term (original maturity of less than one year) borrowings and debt, along with contractual interest rates, plus prepaid commissions, is as follows:

	December 31,
	2024	2023
Short-term borrowings:
At fixed interest rates	1,353,048	732,336
At floating interest rates	299,488	905,970
Principal	1,652,536	1,638,306
Less: Transaction costs	—	(262)
Total short-term borrowings, net	1,652,536	1,638,044

Short-term debt:
At fixed interest rates	835	1,536
At floating interest rates	—	85,065
Principal	835	86,601
Less: Transaction costs	(1)	(40)
Total short-term debt, net	834	86,561

Total short-term borrowings and debt	1,653,370	1,724,605

Range of fixed interest rates on borrowings and debt in U.S. dollars	4.50% to 5.87%	5.44% to 6.50%
Range of floating interest rates on borrowings in U.S. dollars	5.13% to 5.24%	6.08% to 6.33%
Range of fixed interest rate on borrowings in Mexican pesos	11.15%	—
Range of floating interest rates on borrowings and debt in Mexican pesos	10.69% to 10.74%	11.77% to 12.65%
Range of fixed interest rates on borrowings and debt in Euros	3.39% to 3.87%	—
Range of floating interest rates on borrowings and debt in Euros	—	4.51% to 4.69%

The outstanding balances of short-term borrowings and debt by currency, excluding prepaid commissions, are as follows:

	December 31,
	2024	2023
US dollar	1,404,689	1,084,872
Mexican peso	172,368	576,527
Euro	76,313	63,508
Carrying amount - principal	1,653,370	1,724,907
19.    Borrowings and debt (continued)
Long-term borrowings and debt

The breakdown of long-term borrowings and debt (original maturity of more than one year), along with contractual interest rates, plus prepaid commissions are as follows:

	December 31,
	2024	2023
Long-term borrowings:
At fixed interest rates until August 2027	60,308	—
At floating interest rates with due dates from March 2026 to September 2029	817,534	537,775
Principal	877,842	537,775
Less: Transaction costs	(3,764)	(1,904)
Total long-term borrowings, net	874,078	535,871

Long-term debt:
At fixed interest rates with due dates from January 2025 to November 2034	1,293,378	1,456,290
At floating interest rates with due dates from February 2026 to November 2031	537,373	641,530
Principal	1,830,751	2,097,820
Less: Transaction costs	(5,883)	(6,308)
Total long-term debt, net	1,824,868	2,091,512

Total long-term borrowings and debt, net	2,698,946	2,627,383

Range of fixed interest rates on borrowings and debt in U.S. dollars	2.38% to 6.15%	1.35% to 6.15%
Range of floating interest rates on borrowings and debt in U.S. dollars	5.44% to 6.31%	6.32% to 7.31%
Range of fixed interest rates on borrowings and debt in Mexican pesos	6.50% to 10.78%	6.50% to 10.78%
Range of floating interest rates on borrowings and debt in Mexican pesos	10.62% to 11.52%	11.70% to 11.95%
Range of fixed interest rates on debt in Japanese yens	0.77% to 1.54%	0.40% to 1.35%
Range of fixed interest rates on debt in Euros	0.90%	0.90% to 3.75%
Range of fixed interest rates on debt in Australian dollars	6.81%	1.41% to 6.81%
Range of fixed interest rate on debt in Sterling pounds	1.50%	1.50%
Range of fixed interest rate on debt in Swiss francs	—%	0.35%
Range of fixed interest rate on debt in Peruvian soles	7.00%	—%
19.    Borrowings and debt (continued)
Long-term borrowings and debt (continued)
The outstanding balances of long-term borrowings and debt by currency, excluding prepaid commissions, are as follows:

	December 31,
	2024	2023
Currency
US dollar	1,355,773	1,149,021
Mexican peso	1,170,304	1,241,023
Japanese yen	112,671	113,642
Euro	31,063	88,018
Peruvian soles	25,020	—
Australian dollar	9,133	27,286
Sterling pound	4,629	4,716
Swiss franc	—	11,889
Carrying amount - principal	2,708,593	2,635,595
Future payments of long-term borrowings and debt outstanding as of December 31, 2024, are as follows:

Year	Outstanding
2025	659,016
2026	623,394
2027	861,324
2028	287,007
2029	239,991
2031	28,728
2034	9,133
2,708,593
The following table presents the reconciliation of movements of borrowings and debt arising from financing activities, as presented in the consolidated statement of cash flows :

	2024	2023	2022
Balance as of January 1,	4,351,988	4,416,511	3,304,178
Net (decrease) increase in short-term borrowings and debt	(58,529)	(500,650)	579,065
Proceeds from long-term borrowings and debt	1,191,695	496,342	1,038,110
Payments of long-term borrowings and debt	(826,432)	(221,306)	(536,792)
Change in foreign currency rates	(303,485)	157,440	45,460
Fair value adjustment due to hedge accounting relationship	(3,369)	2,126	(9,334)
Other adjustments	448	1,525	(4,176)
Balance as of December 31,	4,352,316	4,351,988	4,416,511